Revenue Recognition - Schedule of Trading Gains (Losses) Breakdown (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trading Gain (Loss) Breakdown [Abstract]
CFD trading gains/(losses)	$ 396,765	$ 16,204,480	$ (7,476,190)
TRS trading losses	(672,460)	(5,076,247)	(3,913,422)
OTC stock option trading gains/(losses)	(32,259,164)	(798,725)	937,109
Other trading gains/(losses)	7,985	149,996	(1,015,466)
Total	(32,526,874)	10,479,504	(11,467,969)
Trading gains (losses)	$ (32,526,874)	$ 10,479,504	$ (11,467,969)